FIRST INVESTORS SERIES FUND
95 Wall Street
New York, New York 10005
(212) 858-8126


                                                 February 2, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

               Re:  First Investors Series Fund
                      File Nos. 33-25623 and 811-5690

Gentlemen:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Series Fund (the "Fund") hereby certifies:

          (1) The form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 29 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

          (2) The text of Post-Effective Amendment No. 29 was filed electronically with the Commission.

                                             Very truly yours,

                                             FIRST INVESTORS SERIES
                                             FUND


                                             By:    /s/ C. Durso
                                                -----------------------------
                                                    C. Durso, Vice President